Direct Number: (212) 326-3437
rkosnik@jonesday.com

[JONES DAY LETTERHEAD]
November 22, 2005

VIA HAND DELIVERY AND EDGAR

Pamela A. Long
Assistant Director
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:
Masisa S.A.
Amendment No. 1 to Registration Statement on Form F-1
Filed October 28, 2005
File No. 333-128972

Dear Ms. Long:

        Masisa S.A. (the "Company") today filed by EDGAR Amendment No. 2 to its Registration Statement on Form F-1, originally filed on October 13, 2005 (the "F-1 Rights Registration Statement") and amended October 28, 2005. Set forth below are the Company's responses to the comments of the staff of the Division of Corporation Finance, contained in your letter dated November 2, 2005, with respect to the F-1 Rights Registration Statement. Capitalized terms used in this letter without definition have the meanings specified in the F-1 Rights Registration Statement. Please note that page references in the staff's original comment letter have changed due to the revisions made in response to the staff's comments. Accordingly, page references contained in the responses below to comments on Amendment No. 1 to the F-1 Rights Registration Statement are to the enclosed marked copies of Amendment No. 2 to the F-1 Rights Registration Statement. For your convenience, we have repeated below in italics the staff's comments immediately prior to the responses of the Company.

Cover Page of Registration Statement

  1.
  We read the response to comment four of our letter dated October 26, 2005. We note that you are registered 45,000,000 common shares for issuance in the rights offering, of which 23,803,733 shares are based on outstanding ADRs or common shares and the remaining balance is intended to cover any increases in the size of the rights offering. If number of registered shares cannot be determined, you are required to make a good faith estimate. Please explain to us the basis for number of registered shares in excess of 23,803,733 shares. It would appear that you will be able to make a good faith estimate on the record date, at which time you could file a pre-effective amendment with the revised number of registered shares.

        We registered an additional 21,196,267 common shares in order to take into account possible increases in common shares held by U.S. holders and issued ADSs prior to the effective date of the F-1 Rights Registration Statement. In response to the staff's comment, we will file a pre-effective amendment after the record date to reflect the number of common shares to be offered to U.S. holders and holders of ADSs in the rights offerings.

Cover Page of Prospectus

  2.
  It appears that you are offering common shares in the United States in connection with two rights offerings. Certain of these common shares will be represented by ADRs. It also appears that the rights offering will be made in the United States to holders of common shares and holders of ADRs. However, the cover page of the prospectus only discusses the rights offerings on a global basis. Please revise the cover page to clearly describe the rights offerings as they will be conducted in the United States. In this regard, we note your response to comment four of our letter dated October 26, 2005.

        In response to the staff's comment, we have revised the cover page as well as pages 9 and 195 of the prospectus to clearly describe the rights offerings as they will be conducted in the United States.

        In addition to the foregoing responses to the staff's comments, Amendment No. 2 to the F-1 Rights Registration Statement also includes conforming changes to the Registration Statement on Form F-1 of the Company filed with the Commission on September 29, 2005 and amended on October 13, October 24, November 14 and November 18, 2005 (File No. 333-128694) (the "F-1 ADS Registration Statement"). As

discussed with the staff, we initially responded to the staff's comments on the F-1 ADS Registration Statement separately and are making all conforming changes to the F-1 Rights Registration Statement at this time.

        Please do not hesitate to call me (212-326-3437) or Charles T. Haag (202-879-3468) in our Washington office if you wish to discuss this amendment.

Very truly yours,
/s/ Richard M. Kosnik Richard M. Kosnik

Enclosures

cc:
Enrique Cibié
 Chief Executive Officer
Masisa S. A.